Business Acquisition and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of the estimated fair values
US$

Current assets	13,341,925
Other non-current assets	20,684
License	4,537,549
Total assets acquired	17,900,158
Current liabilities	(13,340,550)
Deferred tax liabilities	(1,134,387)
Total liabilities assumed	(14,474,937)
Net identifiable assets acquired	3,425,221
Total consideration	5,920,795
Goodwill	2,495,574